SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 28	[X]

(Check appropriate box or boxes)

INDEX FUNDS
(Exact Name of Registrant as Specified in Charter)
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  800-788-5680

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado  80202

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
(X)	on February 6, 2015 pursuant to paragraph (b)

( )	60 days after filing pursuant to paragraph (a)(i)
( )	on [date] pursuant to paragraph (a)(i)

( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
(X)	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until February 6, 2015 the effectiveness of the Registrant’s Post Effective Amendment 14 filed on July 11, 2014

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment 14 to the Registrant’s Registration Statement, filed on July 11, 2014

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended,  the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Pursuant to the requirement of the Securities Exchange Act of 1933 Act, this post-effective amendment No. 24 to the registration statement Form N-1A has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

January 9, 2015
Date

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

January 9, 2015
Date

/s/ Kevin J. Trigueiro
Kevin J. Trigueiro*
(Trustee)

January 9, 2015
Date

/s/ Lance J. Baller
Lance J. Baller*
(Trustee)

January 9, 2015
Date

/s/ Lance Coles
Lance Coles*
(Trustee)

January 9, 2015
Date

*By:	/s/ Michael G. Willis
Michael G. Willis, Attorney-in-fact under powers of attorney.